                   SUPPLEMENT DATED SEPTEMBER 23, 2005 TO THE
          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS

                             DATED OCTOBER 29, 2004
                             VAN KAMPEN PACE FUND,
 AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005, JUNE 6, 2005, JULY 13, 2005 AND
                                 JULY 21, 2005

                         VAN KAMPEN SERIES FUND, INC.,
                        ON BEHALF OF EACH OF ITS SERIES,
                        VAN KAMPEN AMERICAN VALUE FUND,
 AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005, JUNE 6, 2005, JULY 13, 2005 AND
                                AUGUST 15, 2005
                        VAN KAMPEN EMERGING MARKETS FUND
                      VAN KAMPEN GLOBAL VALUE EQUITY FUND,
  EACH AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005, JUNE 6, 2005 AND JULY 13,
                                      2005
                         VAN KAMPEN EQUITY GROWTH FUND,
 AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005, JUNE 1, 2005, JUNE 6, 2005, JULY
                           13, 2005 AND JULY 20, 2005
                   VAN KAMPEN GLOBAL EQUITY ALLOCATION FUND,
  AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005, MAY 25, 2005, JUNE 6, 2005 AND
                                 JULY 13, 2005
                       VAN KAMPEN GLOBAL FRANCHISE FUND,
  AS PREVIOUSLY SUPPLEMENTED ON OCTOBER 29, 2004, FEBRUARY 7, 2005, MARCH 31,
                      2005, JUNE 6, 2005 AND JULY 13, 2005

                            DATED DECEMBER 30, 2004
                        VAN KAMPEN EMERGING GROWTH FUND,
AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005, JUNE 6, 2005 AND
                               JULY 13, 2005

                          VAN KAMPEN HIGH YIELD FUND,
          AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005, JUNE 1, 2005,
                         JUNE 6, 2005 AND JULY 13, 2005

                 VAN KAMPEN PENNSYLVANIA TAX FREE INCOME FUND,
 AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005, JUNE 6, 2005, JULY 13, 2005 AND
                                 JULY 20, 2005

                        VAN KAMPEN CORPORATE BOND FUND,
                 AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005,
                  JUNE 3, 2005, JUNE 6, 2005 AND JULY 13, 2005

                          VAN KAMPEN EQUITY TRUST II,
                        ON BEHALF OF EACH OF ITS SERIES,
                    VAN KAMPEN INTERNATIONAL ADVANTAGE FUND,
        AS PREVIOUSLY SUPPLEMENTED ON FEBRUARY 8, 2005, MARCH 31, 2005,
                         JUNE 6, 2005 AND JULY 13, 2005
                          VAN KAMPEN TECHNOLOGY FUND,
         AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005, JUNE 6, 2005 AND
                                 JULY 13, 2005

                           VAN KAMPEN TAX FREE TRUST,
                        ON BEHALF OF EACH OF ITS SERIES,
                    VAN KAMPEN INSURED TAX FREE INCOME FUND
                        VAN KAMPEN MUNICIPAL INCOME FUND
                   VAN KAMPEN NEW YORK TAX FREE INCOME FUND,
        EACH AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005, JUNE 6, 2005,
                        JULY 13, 2005 AND JULY 20, 2005
                  VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND
                     VAN KAMPEN INTERMEDIATE TERM MUNICIPAL
                                  INCOME FUND,
EACH AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005, APRIL 29, 2005, JUNE 6, 2005,
                        JULY 13, 2005 AND JULY 20, 2005
                  VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND,
          AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005, JUNE 3, 2005,
       JUNE 6, 2005, JULY 13, 2005, AUGUST 8, 2005 AND SEPTEMBER 12, 2005

                             DATED JANUARY 31, 2005
                     VAN KAMPEN GOVERNMENT SECURITIES FUND,
                 AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005,
                  JUNE 3, 2005, JUNE 6, 2005 AND JULY 13, 2005

                              DATED MARCH 31, 2005
                       VAN KAMPEN GROWTH AND INCOME FUND,
 AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005, JUNE 6, 2005, JULY 13, 2005 AND

                       AUGUST 15, 2005
                          VAN KAMPEN TAX-EXEMPT TRUST,
                            ON BEHALF OF ITS SERIES,
                     VAN KAMPEN HIGH YIELD MUNICIPAL FUND,
  AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005, JUNE 6, 2005 AND JULY 13, 2005

                              DATED APRIL 29, 2005
                            VAN KAMPEN COMSTOCK FUND
                           VAN KAMPEN ENTERPRISE FUND
                             VAN KAMPEN HARBOR FUND
                        VAN KAMPEN LIMITED DURATION FUND
                    VAN KAMPEN REAL ESTATE SECURITIES FUND,
  EACH AS PREVIOUSLY SUPPLEMENTED ON APRIL 29, 2005, JUNE 6, 2005 AND JULY 13,
                                      2005

                       VAN KAMPEN EQUITY AND INCOME FUND,
                 AS PREVIOUSLY SUPPLEMENTED ON APRIL 29, 2005,
         JUNE 3, 2005, JUNE 6, 2005, JULY 13, 2005 AND AUGUST 15, 2005

                       VAN KAMPEN U.S. GOVERNMENT TRUST,
                            ON BEHALF OF ITS SERIES,
                         VAN KAMPEN U.S. MORTGAGE FUND,
  AS PREVIOUSLY SUPPLEMENTED ON APRIL 29, 2005, JUNE 6, 2005 AND JULY 13, 2005

                               DATED MAY 17, 2005
                          VAN KAMPEN EQUITY TRUST II,
                            ON BEHALF OF ITS SERIES,
                      VAN KAMPEN AMERICAN FRANCHISE FUND,
                  AS PREVIOUSLY SUPPLEMENTED ON JULY 13, 2005

                              DATED JULY 29, 2005
                            VAN KAMPEN EQUITY TRUST,
                        ON BEHALF OF EACH OF ITS SERIES,
                       VAN KAMPEN AGGRESSIVE GROWTH FUND
                         VAN KAMPEN MID CAP GROWTH FUND
                         VAN KAMPEN SELECT GROWTH FUND
                        VAN KAMPEN SMALL CAP GROWTH FUND
                        VAN KAMPEN SMALL CAP VALUE FUND
                            VAN KAMPEN UTILITY FUND
                      VAN KAMPEN VALUE OPPORTUNITIES FUND,
                EACH AS PREVIOUSLY SUPPLEMENTED ON JULY 29, 2005

     The Prospectus is hereby supplemented as follows:

     1) Effective September 26, 2005, the last sentence of the third paragraph in the section entitled "REDEMPTION OF SHARES" is hereby deleted.

     2) Effective September 26, 2005, the following paragraph is hereby added after the third paragraph in the section entitled "REDEMPTION OF SHARES":

     The redemption fee and exchange fee may not be imposed on transactions that occur through certain omnibus accounts at financial intermediaries. Certain financial intermediaries may apply different methodologies than those described above in assessing redemption fees, may impose their own redemption fee that may differ from the Fund's redemption fee or may impose certain trading restrictions to deter market timing and frequent trading. If you invest in the Fund through a financial intermediary, please read that firm's materials carefully to learn about any other restrictions or fees that may apply.

     3) Effective December 5, 2005, net asset value purchase option number (8) in the section entitled "PURCHASE OF SHARES -- CLASS A SHARES PURCHASE PROGRAMS -- NET ASSET VALUE PURCHASE OPTIONS" is hereby deleted.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                 ROSSPTFIXA 9/05
                                                                     65321SPT-01